Taxation - Summary of taxation charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [Abstract]
– Current	$ 3,270	$ 2,115	$ 1,132
– Deferred	695	(548)	(139)
Taxation charge	$ 3,965	$ 1,567	$ 993